Borrowings and other financial liabilities - Embedded derivative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 19, 2023	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Embedded derivative	$ 561		$ 174
Promissory Note - EDF
Disclosure of detailed information about borrowings [line items]
Embedded derivative	$ 561	$ 5,500	$ 0